SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 2 - SEGMENT REPORTING

Prior to 2026, we reported two operating segments: Precision Logistics and Authentication. We are not actively pursuing authentication business but continue to service existing customers. As of January 1, 2026, the Authentication segment falls below segment reporting quantitative thresholds, and is therefore not required to be presented as a separate reportable segment. As a result, beginning in the first quarter of 2026, we changed our internal reporting to the CODM and combined Precision Logistics and Authentication into a single segment, leaving Precision Logistics. This represents a reduction in the number of reportable segments by aggregation, not a re-labeling. Following this change, the Company has one reportable consolidated segment. The CODM evaluates consolidated segment performance and makes resource allocation decisions based on consolidated results. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

NOTE 15 – SEGMENT REPORTING

As of December 31, 2025, we operated through two reportable business segments: (i) Precision Logistics and (ii) Authentication. The Chief Executive Officer is the chief operating decision maker (“CODM”). These segments reflect the way the CODM evaluates the Company’s business performance and allocates resources. The CODM assesses performance by using revenue, gross margin, operating expenses, and net earnings. These metrics are analyzed by reviewing budget and forecast versus actual and prior year versus current year reporting. The various income performance measures are reviewed to ensure proper pricing strategies, effective cost controls, and cash management across the organization. Reported revenue includes only the revenue generated by sales to external customers.

Precision Logistics: This segment offers a value-added service provider for time and temperature sensitive parcel management. Through logistics management from a sophisticated IT platform with proprietary databases, package and flight-tracking software, weather, traffic, as well as dynamic dashboards with real-time visibility into shipment transit and last-mile events that are managed by a service center we provide our clients an end-to-end vertical approach for their most critical service delivery needs. Using our proprietary IT platform, we provide real-time information and analysis to mitigate supply chain flow interruption, delivering last-mile resolution for key markets, including the perishable healthcare and food industries.

Authentication: This segment specializes in anti-counterfeit and brand protection.

We do not allocate the following items to the segments: general & administrative expenses and other income (expense).

The following table sets forth the revenue and operating results attributable to each reportable segment and includes a reconciliation of segment revenue to consolidated revenue and operating results to consolidated loss before income tax expense (in thousands):

	Year Ended			Year Ended
	December 31,			December 31,
	2025			2024
	Precision Logistics	Authentication	Consolidated	Precision Logistics	Authentication	Consolidated

NET REVENUE	$16,242	$156	$16,398	$23,766	$441	$24,207

COST OF REVENUE	10,022	55	10,077	15,498	47	15,545

GROSS PROFIT	6,220	101	6,321	8,268	394	8,662

OPERATING EXPENSES
Management and technology	1,937	52	1,989	2,883	993	3,876
Research and development	-	20	20	-	70	70
Sales and marketing	879	8	887	944	459	1,403
Other Segment Items	1,329	(100)	1,229	1,359	177	1,536
Goodwill and Intangible asset impairment	3,850	-	3,850	49	2,266	2,315

Total Segment expenses	7,995	(20)	7,975	5,235	3,965	9,200

Segment (Expense) Income	$(1,775)	$121	$(1,654)	$3,033	$(3,571)	$(538)

General and Administrative			(3,416)			(3,852)

Other Income			165			566

NET LOSS			$(4,905)			$(3,824)

Additional information relating to our business segments is as follows (in thousands):

Identifiable assets:

	Years Ended December 31,
	2025	2024

Precision Logistics	$10,109	$15,795
Authentication	2,909	272
Total Assets	$13,018	$16,067